Quarterly Holdings Report
for
Fidelity® Sustainable High Yield ETF
May 31, 2025
SHY-NPRT3-0725
1.9904452.103
Bank Loan Obligations - 5.4%
	Principal Amount (a)	Value ($)
FINLAND - 0.1%
Materials - 0.1%
Paper & Forest Products - 0.1%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 5/22/2030 (b)(c)(d)(e)	60,000	59,250
FRANCE - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.7561% 8/15/2028 (c)(d)(e)	59,847	54,976
Media - 0.0%
Numericable US LLC Tranche B-13 1LN, term loan CME Term SOFR 6 month Index + 4%, 10.5% 8/14/2026 (c)(d)(e)	9,974	8,880
TOTAL FRANCE		63,856
NETHERLANDS - 0.1%
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5608% 8/30/2028 (c)(d)(e)	47,541	34,942
UNITED STATES - 5.1%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.3%
Connect Holding II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 10.0451% 10/3/2031 (c)(d)(e)	10,078	7,634
Connect Holding II LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 4/3/2031 (b)(c)(d)(e)	58,832	54,108
Connect Holding II LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 4/3/2031 (b)(c)(d)(e)	46,168	42,460
Lumen Technologies Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.7913% 4/16/2029 (c)(d)(e)	10,000	9,893
Lumen Technologies Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.7913% 4/15/2030 (c)(d)(e)	54,962	54,359
		168,454
Media - 0.1%
CSC Holdings LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8287% 1/18/2028 (c)(d)(e)	24,949	24,606
TOTAL COMMUNICATION SERVICES		193,060

Consumer Discretionary - 1.9%
Broadline Retail - 0.1%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8992% 6/18/2029 (c)(d)(e)	69,633	65,977
Diversified Consumer Services - 0.4%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5618% 3/4/2028 (c)(d)(e)	233,568	198,874
Hotels, Restaurants & Leisure - 0.8%
Eagle Parent Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5492% 4/2/2029 (c)(d)(e)	54,872	53,294
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0297% 10/31/2031 (c)(d)(e)	40,000	37,050
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5608% 6/1/2028 (c)(d)(e)	64,870	63,046
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5413% 12/30/2026 (c)(d)(e)	200,699	192,772
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 13.0413% 12/30/2026 (c)(d)(e)	9,948	9,625
		355,787
Household Durables - 0.3%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6768% 6/29/2028 (c)(d)(e)	142,963	125,726
Specialty Retail - 0.3%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1752% 6/6/2031 (c)(d)(e)	44,874	40,179
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.0259% 9/4/2029 (c)(d)(e)	94,536	84,391
		124,570
TOTAL CONSUMER DISCRETIONARY		870,934

Consumer Staples - 0.0%
Food Products - 0.0%
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 15.4685% 8/2/2028 (c)(d)(e)	5,044	4,666
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 12.409% 8/2/2028 (c)(d)(e)	1,466	1,356
		6,022
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.7948% 10/30/2028 (c)(d)(e)	220,000	119,044
Financials - 0.3%
Financial Services - 0.2%
CFC USA 2025 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 0% 5/30/2032 (b)(c)(d)(e)	25,000	24,750
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.072% 2/20/2032 (c)(d)(e)	55,000	54,467
		79,217
Insurance - 0.1%
Asurion LLC Tranche B3 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.6913% 1/31/2028 (c)(d)(e)	55,000	53,006
TOTAL FINANCIALS		132,223

Health Care - 0.2%
Health Care Providers & Services - 0.2%
Cano Health LLC 1LN, term loan CME Term SOFR 3 month Index + 1%, 13.7992% 6/28/2029 (c)(d)(e)	6,134	5,428
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.3268% 9/24/2031 (c)(d)(e)	30,000	29,358
ModivCare Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0492% 7/1/2031 (c)(d)(e)	19,850	13,321
Owens & Minor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 0% 4/2/2030 (b)(c)(d)(e)	25,000	24,813
Radiology Partners Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.0914% 1/31/2029 (c)(d)(e)	25,053	24,817
		97,737
Industrials - 0.3%
Building Products - 0.0%
Oscar Acquisitionco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5492% 4/29/2029 (c)(d)(e)	20,000	17,994
Commercial Services & Supplies - 0.1%
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7759% 8/1/2030 (c)(d)(e)	19,887	16,531
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.3297% 4/11/2029 (c)(d)(e)	44,772	41,792
		58,323
Professional Services - 0.1%
Cast & Crew LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0768% 12/29/2028 (c)(d)(e)	50,689	46,824
Trading Companies & Distributors - 0.1%
Foundation Building Materials Inc 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.791% 1/31/2028 (c)(d)(e)	25,000	24,186
TOTAL INDUSTRIALS		147,327

Information Technology - 1.0%
Communications Equipment - 0.1%
CommScope LLC 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5768% 12/17/2029 (c)(d)(e)	65,000	65,560
IT Services - 0.2%
Constant Contact Inc 2LN, term loan CME Term SOFR 3 month Index + 7.5%, 12.0177% 2/12/2029 (c)(d)(e)	6,000	4,837
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5177% 2/10/2028 (c)(d)(e)	94,642	88,668
		93,505
Software - 0.7%
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 10.1768% 12/10/2029 (c)(d)(e)	2,351	2,331
Dcert Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3268% 10/16/2026 (c)(d)(e)	214,541	211,491
Dcert Buyer Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 11.3268% 2/19/2029 (c)(d)(e)	30,000	25,875
Leia Finco US LLC 2LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.4576% 10/9/2032 (c)(d)(e)	10,000	9,745
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.2913% 6/2/2028 (c)(d)(e)	49,871	48,261
Polaris Newco LLC Tranche PIK TERM 2LN, term loan CME Term SOFR 1 month Index + 2%, 13.4327% 6/4/2029 (c)(d)(e)	50,000	48,047
		345,750
TOTAL INFORMATION TECHNOLOGY		504,815

Materials - 0.5%
Chemicals - 0.4%
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.5943% 6/9/2028 (c)(d)(e)	4,936	4,043
American Rock Salt Co LLC Tranche 1ST OUT DD TL 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 2% 6/9/2028 (c)(d)(e)(f)	1,166	1,166
American Rock Salt Co LLC Tranche 1ST OUT TL B 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 11.5943% 6/9/2028 (c)(d)(e)	1,838	1,838
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.3242% 7/3/2028 (c)(d)(e)	99,700	94,580
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.8643% 3/15/2030 (c)(d)(e)	3,529	3,389
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0326% 8/25/2031 (c)(d)(e)	96,081	91,878
		196,894
Metals & Mining - 0.1%
Vibrantz Technologies Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 0% 4/23/2029 (b)(c)(d)(e)	65,000	57,078
TOTAL MATERIALS		253,972

Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.7992% 3/29/2030 (c)(d)(e)	125,915	124,341
TOTAL UNITED STATES		2,449,475
TOTAL BANK LOAN OBLIGATIONS (Cost $2,725,148)		2,607,523

Common Stocks - 0.5%
	Shares	Value ($)
TANZANIA - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Helios Towers PLC (g)	61,670	99,543
UNITED STATES - 0.3%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Topgolf Callaway Brands Corp (g)	1,000	6,340
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy Inc	2,292	5,707
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Cano Health LLC (g)(h)	981	12,390
Cano Health LLC warrants (g)(h)	107	479
Surgery Partners Inc (g)	2,100	49,581
		62,450
Industrials - 0.0%
Passenger Airlines - 0.0%
Spirit Aviation Holdings Inc	267	1,599
Spirit Aviation Holdings Inc	247	1,480
		3,079
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp (g)	500	37,815
Semiconductors & Semiconductor Equipment - 0.1%
ON Semiconductor Corp (g)	840	35,297
TOTAL INFORMATION TECHNOLOGY		73,112

TOTAL UNITED STATES		150,688
TOTAL COMMON STOCKS (Cost $294,886)		250,231

Convertible Corporate Bonds - 1.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.4%
Communication Services - 0.3%
Media - 0.3%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	143,056	137,301
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.3%
MKS Inc 1.25% 6/1/2030	53,000	48,447
ON Semiconductor Corp 0% 5/1/2027 (i)	54,000	58,256
Wolfspeed Inc 1.875% 12/1/2029	219,000	39,420
		146,123
Software - 0.2%
Core Scientific Inc 0% 6/15/2031 (i)(j)	95,000	88,350
Core Scientific Inc 3% 9/1/2029 (j)	7,000	8,925
		97,275
TOTAL INFORMATION TECHNOLOGY		243,398

Real Estate - 0.5%
Real Estate Management & Development - 0.5%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 0.25% 6/15/2026	111,000	104,839
Redfin Corp 0.5% 4/1/2027	151,000	134,209
		239,048
Utilities - 0.1%
Electric Utilities - 0.1%
PG&E Corp 4.25% 12/1/2027	42,000	43,575
TOTAL UNITED STATES		663,322
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $731,070)		663,322

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
UNITED STATES - 0.2%
Financials - 0.2%
Financial Services - 0.2%
Acrisure Holdings Inc Series A-2 (h) (Cost $74,286)	3,085	74,287

Non-Convertible Corporate Bonds - 91.0%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
Mineral Resources Ltd 8% 11/1/2027 (j)	75,000	74,928
Mineral Resources Ltd 8.125% 5/1/2027 (j)	246,000	246,189

TOTAL AUSTRALIA		321,117
CANADA - 3.3%
Consumer Discretionary - 0.3%
Automobiles - 0.0%
New Flyer Holdings Inc 0% 7/1/2030 (j)(k)	25,000	25,000
Hotels, Restaurants & Leisure - 0.3%
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (j)	89,000	89,514
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (j)	46,000	46,912
		136,426
TOTAL CONSUMER DISCRETIONARY		161,426

Industrials - 0.6%
Aerospace & Defense - 0.6%
Bombardier Inc 6% 2/15/2028 (j)	178,000	177,884
Bombardier Inc 6.75% 6/15/2033 (j)	40,000	40,560
Bombardier Inc 7% 6/1/2032 (j)	13,000	13,295
Bombardier Inc 7.25% 7/1/2031 (j)	38,000	39,188
		270,927
Information Technology - 0.6%
Software - 0.6%
Open Text Corp 3.875% 12/1/2029 (j)	208,000	193,586
Open Text Corp 3.875% 2/15/2028 (j)	25,000	23,948
Open Text Holdings Inc 4.125% 12/1/2031 (j)	28,000	25,369
Open Text Holdings Inc 4.125% 2/15/2030 (j)	59,000	55,080
		297,983
Materials - 1.8%
Chemicals - 0.9%
NOVA Chemicals Corp 4.25% 5/15/2029 (j)	304,000	290,634
NOVA Chemicals Corp 7% 12/1/2031 (j)	43,000	44,971
NOVA Chemicals Corp 9% 2/15/2030 (j)	57,000	61,368
		396,973
Containers & Packaging - 0.3%
Toucan FinCo Ltd/Toucan FinCo Can Inc/Toucan FinCo US LLC 9.5% 5/15/2030 (j)	150,000	149,150
Metals & Mining - 0.6%
Capstone Copper Corp 6.75% 3/31/2033 (j)	50,000	49,991
Hudbay Minerals Inc 4.5% 4/1/2026 (j)	90,000	89,200
Hudbay Minerals Inc 6.125% 4/1/2029 (j)	146,000	146,367
		285,558
TOTAL MATERIALS		831,681

TOTAL CANADA		1,562,017
CHILE - 0.3%
Communication Services - 0.2%
Media - 0.2%
VTR Finance NV 6.375% 7/15/2028 (j)	95,000	90,577
Industrials - 0.1%
Construction & Engineering - 0.1%
ATP Tower Holdings / Andean Telecom Partners Chile SpA / Andean Tower Partners C 7.875% 2/3/2030 (j)	45,000	45,032
TOTAL CHILE		135,609
COLOMBIA - 0.4%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Canacol Energy Ltd 5.75% 11/24/2028 (j)	141,000	64,578
Gran Tierra Energy Inc 9.5% 10/15/2029 (j)	68,000	47,600
		112,178
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Enfragen Energia Sur SA 5.375% 12/30/2030 (j)	80,000	69,180
TOTAL COLOMBIA		181,358
FINLAND - 0.4%
Consumer Discretionary - 0.4%
Leisure Products - 0.4%
Amer Sports Co 6.75% 2/16/2031 (j)	178,000	185,069
FRANCE - 1.7%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.9%
Altice France SA 5.125% 7/15/2029 (j)	333,000	280,990
Altice France SA 5.5% 1/15/2028 (j)	110,000	94,689
Altice France SA 5.5% 10/15/2029 (j)	45,000	38,232
		413,911
Energy - 0.8%
Energy Equipment & Services - 0.8%
Vallourec SACA 7.5% 4/15/2032 (j)	188,000	196,142
Viridien 10% 10/15/2030 (j)	218,000	205,720
		401,862
TOTAL FRANCE		815,773
GERMANY - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
ZF North America Capital Inc 6.75% 4/23/2030 (j)	49,000	46,537
GHANA - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Kosmos Energy Ltd 7.125% 4/4/2026 (j)	76,000	73,036
Kosmos Energy Ltd 7.5% 3/1/2028 (j)	8,000	6,532
Kosmos Energy Ltd 7.75% 5/1/2027 (j)	46,000	39,955
Tullow Oil PLC 10.25% 5/15/2026 (j)	110,000	95,161

TOTAL GHANA		214,684
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (j)	70,000	70,786
HONG KONG - 0.1%
Industrials - 0.1%
Marine Transportation - 0.1%
Seaspan Corp 5.5% 8/1/2029 (j)	30,000	27,668
IRELAND - 1.6%
Financials - 1.6%
Consumer Finance - 0.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (d)	13,000	12,814
Financial Services - 1.6%
GGAM Finance Ltd 5.875% 3/15/2030 (j)	41,000	40,756
GGAM Finance Ltd 6.875% 4/15/2029 (j)	28,000	28,523
GGAM Finance Ltd 8% 2/15/2027 (j)	484,000	498,029
GGAM Finance Ltd 8% 6/15/2028 (j)	195,000	204,851
		772,159
TOTAL IRELAND		784,973
ISRAEL - 0.6%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Energean Israel Finance Ltd 4.875% 3/30/2026 (j)(l)	10,000	9,857
Energean Israel Finance Ltd 5.375% 3/30/2028 (j)(l)	40,000	37,960
Energean Israel Finance Ltd 5.875% 3/30/2031 (j)(l)	10,000	9,180
Energean PLC 6.5% 4/30/2027 (j)	203,000	198,433
		255,430
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	40,000	40,397
TOTAL ISRAEL		295,827
ITALY - 0.0%
Financials - 0.0%
Banks - 0.0%
UniCredit SpA 5.459% 6/30/2035 (d)(j)	13,000	12,715
LUXEMBOURG - 0.4%
Communication Services - 0.4%
Media - 0.4%
Altice Financing SA 5.75% 8/15/2029 (j)	195,000	149,047
Altice France Holding SA 6% 2/15/2028 (j)	87,000	31,683

TOTAL LUXEMBOURG		180,730
MAURITIUS - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Axian Telecom 7.375% 2/16/2027 (j)	25,000	25,102
NETHERLANDS - 0.1%
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Sigma Holdco BV 7.875% 5/15/2026 (j)	57,000	56,657
NIGERIA - 0.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
IHS Holding Ltd 5.625% 11/29/2026 (j)	28,000	27,370
IHS Holding Ltd 6.25% 11/29/2028 (j)	26,000	25,106
IHS Holding Ltd 7.875% 5/29/2030 (j)	110,000	108,488
IHS Holding Ltd 8.25% 11/29/2031 (j)	20,000	19,881

TOTAL NIGERIA		180,845
PANAMA - 0.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.0%
Sable International Finance Ltd 7.125% 10/15/2032 (j)	45,000	44,114
Wireless Telecommunication Services - 0.4%
C&W Senior Finance Ltd 9% 1/15/2033 (j)	170,000	169,180
TOTAL PANAMA		213,294
PERU - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Volcan Cia Minera SAA 8.75% 1/24/2030 (j)	70,000	67,956
PUERTO RICO - 0.1%
Communication Services - 0.1%
Media - 0.1%
Lcpr Senior Secured Financing Dac 6.75% 10/15/2027 (j)	50,000	36,249
SOUTH AFRICA - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (j)	137,000	115,807
SPAIN - 0.3%
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
Atlantica Sustainable Infrastructure Ltd 4.125% 6/15/2028 (j)	166,000	158,902
SWITZERLAND - 0.2%
Materials - 0.2%
Chemicals - 0.2%
Consolidated Energy Finance SA 12% 2/15/2031 (j)	84,000	76,953
Consolidated Energy Finance SA 5.625% 10/15/2028 (j)	11,000	8,881

TOTAL SWITZERLAND		85,834
UNITED KINGDOM - 0.9%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect Finco Sarl / Connect Us Finco LLC 9% 9/15/2029 (j)	15,000	14,295
Utilities - 0.9%
Independent Power and Renewable Electricity Producers - 0.9%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (j)	435,000	430,117
TOTAL UNITED KINGDOM		444,412
UNITED STATES - 77.5%
Communication Services - 8.6%
Diversified Telecommunication Services - 1.0%
Level 3 Financing Inc 10% 10/15/2032 (j)	30,000	30,153
Level 3 Financing Inc 11% 11/15/2029 (j)	27,698	31,421
Level 3 Financing Inc 3.625% 1/15/2029 (j)	20,000	16,600
Level 3 Financing Inc 3.75% 7/15/2029 (j)	147,000	120,639
Level 3 Financing Inc 3.875% 10/15/2030 (j)	82,000	69,085
Level 3 Financing Inc 4% 4/15/2031 (j)	116,000	95,990
Level 3 Financing Inc 4.25% 7/1/2028 (j)	10,000	8,900
Level 3 Financing Inc 4.5% 4/1/2030 (j)	102,000	89,706
Lumen Technologies Inc 4.125% 4/15/2030 (j)	15,000	14,569
Lumen Technologies Inc 4.5% 1/15/2029 (j)	7,000	6,194
		483,257
Interactive Media & Services - 0.4%
Snap Inc 6.875% 3/1/2033 (j)	43,000	43,557
ZipRecruiter Inc 5% 1/15/2030 (j)	195,000	168,195
		211,752
Media - 7.2%
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (j)	566,000	488,590
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (j)	431,000	398,986
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 3/1/2030 (j)	122,000	116,460
CCO Holdings LLC / CCO Holdings Capital Corp 5.125% 5/1/2027 (j)	160,000	158,349
CCO Holdings LLC / CCO Holdings Capital Corp 5.375% 6/1/2029 (j)	182,000	179,486
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (j)	167,000	147,636
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (j)	71,000	71,933
Clear Channel Outdoor Holdings Inc 9% 9/15/2028 (j)	433,000	453,498
CSC Holdings LLC 3.375% 2/15/2031 (j)	291,000	190,605
CSC Holdings LLC 4.625% 12/1/2030 (j)	163,000	74,980
DISH DBS Corp 5.125% 6/1/2029	146,000	95,987
DISH DBS Corp 7.375% 7/1/2028	25,000	17,171
EchoStar Corp 10.75% 11/30/2029	46,147	46,377
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (d)	144,559	124,321
Univision Communications Inc 7.375% 6/30/2030 (j)	151,000	141,165
Univision Communications Inc 8% 8/15/2028 (j)	148,000	148,095
Univision Communications Inc 8.5% 7/31/2031 (j)	610,000	585,699
		3,439,338
TOTAL COMMUNICATION SERVICES		4,134,347

Consumer Discretionary - 10.7%
Automobile Components - 0.3%
Adient Global Holdings Ltd 7.5% 2/15/2033 (j)	127,000	126,079
Automobiles - 0.3%
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC CME Term SOFR 6 month Index + 6.0533%, 10.1513% 10/15/2026 (d)(e)(j)	137,000	137,685
Broadline Retail - 1.4%
CMG Media Corp 8.875% 6/18/2029 (j)	34,000	31,279
GrubHub Holdings Inc 5.5% 7/1/2027 (j)	52,000	47,970
Kohl's Corp 4.25% 7/17/2025	108,000	107,192
Nordstrom Inc 4.375% 4/1/2030	76,000	68,570
Wayfair LLC 7.25% 10/31/2029 (j)	307,000	298,998
Wayfair LLC 7.75% 9/15/2030 (j)	143,000	140,104
		694,113
Diversified Consumer Services - 0.5%
Sotheby's 7.375% 10/15/2027 (j)	81,000	79,761
StoneMor Inc 8.5% 5/15/2029 (j)	171,000	157,627
WASH Multifamily Acquisition Inc 5.75% 4/15/2026 (j)	10,000	9,976
		247,364
Hotels, Restaurants & Leisure - 5.5%
Carnival Corp 5.75% 3/15/2030 (j)	101,000	101,237
Carnival Corp 5.875% 6/15/2031 (j)	90,000	90,054
Carnival Corp 6.125% 2/15/2033 (j)	116,000	116,312
CEC Entertainment LLC 6.75% 5/1/2026 (j)	80,000	78,699
ClubCorp Holdings Inc 8.5% 9/15/2025 (j)	30,000	29,250
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (j)	621,000	552,721
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (j)	99,000	99,669
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (j)	24,000	24,236
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (j)	60,000	60,926
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (j)	70,000	52,731
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (j)	190,000	187,793
Royal Caribbean Cruises Ltd 6% 2/1/2033 (j)	231,000	231,830
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (j)	172,000	174,322
Yum! Brands Inc 4.625% 1/31/2032	886,000	840,182
		2,639,962
Household Durables - 0.7%
Beazer Homes USA Inc 7.5% 3/15/2031 (j)	40,000	39,246
Newell Brands Inc 6.625% 5/15/2032	41,000	37,818
Newell Brands Inc 6.875% 4/1/2036 (m)	12,000	11,028
Newell Brands Inc 7% 4/1/2046 (m)	157,000	127,654
Newell Brands Inc 8.5% 6/1/2028 (j)	70,000	72,418
Tri Pointe Homes Inc 5.25% 6/1/2027	68,000	67,325
		355,489
Specialty Retail - 1.9%
At Home Group Inc 4.875% 7/15/2028 (j)	14,000	3,605
Carvana Co 11% 6/1/2030 pay-in-kind (d)(j)	195,847	206,528
Carvana Co 14% 6/1/2031 pay-in-kind (d)(j)	173,818	201,614
Carvana Co 4.875% 9/1/2029 (j)	25,000	22,250
Carvana Co 5.625% 10/1/2025 (j)	110,000	109,334
Carvana Co 9% 12/1/2028 pay-in-kind (d)(j)	43,410	44,603
Champions Financing Inc 8.75% 2/15/2029 (j)	50,000	46,571
LBM Acquisition LLC 6.25% 1/15/2029 (j)	40,000	32,125
Sally Holdings LLC / Sally Capital Inc 6.75% 3/1/2032	32,000	32,511
Staples Inc 10.75% 9/1/2029 (j)	88,000	79,665
Staples Inc 12.75% 1/15/2030 (j)	195,538	125,870
		904,676
Textiles, Apparel & Luxury Goods - 0.1%
Levi Strauss & Co 3.5% 3/1/2031 (j)	28,000	25,022
TOTAL CONSUMER DISCRETIONARY		5,130,390

Consumer Staples - 2.1%
Consumer Staples Distribution & Retail - 0.8%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (j)	167,000	162,450
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (j)	45,000	45,683
C&S Group Enterprises LLC 5% 12/15/2028 (j)	81,000	68,930
Performance Food Group Inc 4.25% 8/1/2029 (j)	34,000	32,406
Performance Food Group Inc 6.125% 9/15/2032 (j)	57,000	57,459
US Foods Inc 5.75% 4/15/2033 (j)	30,000	29,472
		396,400
Food Products - 1.0%
Post Holdings Inc 4.5% 9/15/2031 (j)	203,000	185,100
Post Holdings Inc 4.625% 4/15/2030 (j)	100,000	94,638
Post Holdings Inc 6.25% 10/15/2034 (j)	65,000	64,206
Post Holdings Inc 6.25% 2/15/2032 (j)	34,000	34,568
Post Holdings Inc 6.375% 3/1/2033 (j)	125,000	124,086
		502,598
Household Products - 0.3%
Resideo Funding Inc 6.5% 7/15/2032 (j)	134,000	135,102
TOTAL CONSUMER STAPLES		1,034,100

Energy - 7.0%
Energy Equipment & Services - 1.0%
Archrock Partners LP / Archrock Partners Finance Corp 6.25% 4/1/2028 (j)	193,000	192,687
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (j)	59,000	59,310
Nabors Industries Inc 7.375% 5/15/2027 (j)	64,000	61,443
Nabors Industries Ltd 7.5% 1/15/2028 (j)	69,000	57,643
Oceaneering International Inc 6% 2/1/2028	103,000	101,612
		472,695
Oil, Gas & Consumable Fuels - 6.0%
California Resources Corp 8.25% 6/15/2029 (j)	128,000	128,232
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 7/15/2028 (j)	150,000	144,593
CNX Midstream Partners LP 4.75% 4/15/2030 (j)	213,000	197,453
CNX Resources Corp 6% 1/15/2029 (j)	105,000	104,237
CNX Resources Corp 7.25% 3/1/2032 (j)	110,000	112,099
CNX Resources Corp 7.375% 1/15/2031 (j)	71,000	72,696
CVR Energy Inc 5.75% 2/15/2028 (j)	39,000	37,129
CVR Energy Inc 8.5% 1/15/2029 (j)	25,000	24,401
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029	377,000	378,558
Global Partners LP / GLP Finance Corp 7% 8/1/2027	30,000	30,073
Murphy Oil USA Inc 3.75% 2/15/2031 (j)	28,000	25,363
New Fortress Energy Inc 6.5% 9/30/2026 (j)	10,000	5,987
Northern Oil & Gas Inc 8.125% 3/1/2028 (j)	91,000	91,371
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (j)	60,000	57,365
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029	496,000	475,166
Sunoco LP 6.25% 7/1/2033 (j)	121,000	120,999
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (j)	521,000	499,215
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (j)	352,000	335,467
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (j)	45,000	47,387
		2,887,791
TOTAL ENERGY		3,360,486

Financials - 6.3%
Banks - 0.4%
HAT Holdings I LLC / HAT Holdings II LLC 3.375% 6/15/2026 (j)	198,000	192,752
Capital Markets - 0.0%
Coinbase Global Inc 3.625% 10/1/2031 (j)	30,000	26,110
Consumer Finance - 2.7%
Ally Financial Inc 5.75% 11/20/2025	251,000	251,428
Ally Financial Inc 6.646% 1/17/2040 (d)	243,000	233,360
Encore Capital Group Inc 8.5% 5/15/2030 (j)	90,000	95,401
Navient Corp 7.875% 6/15/2032	55,000	55,470
OneMain Finance Corp 3.5% 1/15/2027	18,000	17,440
OneMain Finance Corp 3.875% 9/15/2028	380,000	356,315
OneMain Finance Corp 6.625% 5/15/2029	69,000	69,769
OneMain Finance Corp 7.125% 11/15/2031	39,000	39,590
OneMain Finance Corp 7.125% 9/15/2032 (k)	45,000	45,280
OneMain Finance Corp 9% 1/15/2029	78,000	81,749
SLM Corp 6.5% 1/31/2030	43,000	44,339
		1,290,141
Financial Services - 2.0%
Block Inc 3.5% 6/1/2031	455,000	411,130
Block Inc 6.5% 5/15/2032	243,000	248,343
Clue Opco LLC 9.5% 10/15/2031 (j)	27,000	27,797
NFE Financing LLC 12% 11/15/2029 (j)	71,216	30,554
Saks Global Enterprises LLC 11% 12/15/2029 (j)	84,000	40,320
Walker & Dunlop Inc 6.625% 4/1/2033 (j)	35,000	35,441
WEX Inc 6.5% 3/15/2033 (j)	70,000	69,234
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (j)	95,000	98,871
		961,690
Insurance - 0.1%
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (j)	55,000	54,418
Mortgage Real Estate Investment Trusts (REITs) - 1.1%
Starwood Property Trust Inc 3.625% 7/15/2026 (j)	93,000	90,800
Starwood Property Trust Inc 6% 4/15/2030 (j)	39,000	38,887
Starwood Property Trust Inc 6.5% 10/15/2030 (j)	235,000	237,821
Starwood Property Trust Inc 6.5% 7/1/2030 (j)	106,000	107,504
Starwood Property Trust Inc 7.25% 4/1/2029 (j)	52,000	54,058
		529,070
TOTAL FINANCIALS		3,054,181

Health Care - 10.8%
Biotechnology - 0.0%
Emergent BioSolutions Inc 3.875% 8/15/2028 (j)	66,000	49,990
Health Care Equipment & Supplies - 0.0%
Insulet Corp 6.5% 4/1/2033 (j)	22,000	22,621
Health Care Providers & Services - 8.6%
Acadia Healthcare Co Inc 7.375% 3/15/2033 (j)	37,000	37,701
AMN Healthcare Inc 4% 4/15/2029 (j)	180,000	165,393
CHS/Community Health Systems Inc 4.75% 2/15/2031 (j)	410,000	350,942
CHS/Community Health Systems Inc 5.25% 5/15/2030 (j)	252,000	226,938
CHS/Community Health Systems Inc 6.125% 4/1/2030 (j)	63,000	48,668
CHS/Community Health Systems Inc 6.875% 4/15/2029 (j)	135,000	112,834
CVS Health Corp 6.75% 12/10/2054 (d)	397,000	386,437
CVS Health Corp 7% 3/10/2055 (d)	276,000	278,005
DaVita Inc 3.75% 2/15/2031 (j)	155,000	137,286
DaVita Inc 6.75% 7/15/2033 (j)	70,000	70,722
DaVita Inc 6.875% 9/1/2032 (j)	135,000	137,139
Encompass Health Corp 4.625% 4/1/2031	167,000	159,235
HAH Group Holding Co LLC 9.75% 10/1/2031 (j)	53,000	52,785
ModivCare Inc 5% 10/1/2029 (j)	26,000	1,300
Molina Healthcare Inc 6.25% 1/15/2033 (j)	136,000	135,781
Owens & Minor Inc 10% 4/15/2030 (j)	77,000	80,425
Owens & Minor Inc 4.5% 3/31/2029 (j)	38,000	31,059
Owens & Minor Inc 6.625% 4/1/2030 (j)	208,000	176,149
Pediatrix Medical Group Inc 5.375% 2/15/2030 (j)	272,000	263,307
Prime Healthcare Services Inc 9.375% 9/1/2029 (j)	45,000	45,720
Radiology Partners Inc 7.775% 1/31/2029 pay-in-kind (d)(j)	75,589	75,967
Radiology Partners Inc 9.781% 2/15/2030 pay-in-kind (d)(j)	5,244	5,063
Tenet Healthcare Corp 6.125% 10/1/2028	950,000	951,380
Tenet Healthcare Corp 6.125% 6/15/2030	90,000	90,808
US Acute Care Solutions LLC 9.75% 5/15/2029 (j)	95,000	96,557
		4,117,601
Health Care Technology - 0.2%
IQVIA Inc 5% 10/15/2026 (j)	18,000	17,941
IQVIA Inc 5% 5/15/2027 (j)	77,000	76,505
		94,446
Life Sciences Tools & Services - 1.3%
Charles River Laboratories International Inc 4.25% 5/1/2028 (j)	643,000	617,603
Pharmaceuticals - 0.7%
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (j)	293,000	246,202
Organon & Co / Organon Foreign Debt Co-Issuer BV 6.75% 5/15/2034 (j)	72,000	66,983
		313,185
TOTAL HEALTH CARE		5,215,446

Industrials - 9.4%
Aerospace & Defense - 1.0%
ATI Inc 4.875% 10/1/2029	235,000	227,950
ATI Inc 7.25% 8/15/2030	38,000	39,791
TransDigm Inc 4.875% 5/1/2029	80,000	77,457
TransDigm Inc 6% 1/15/2033 (j)	47,000	46,507
TransDigm Inc 6.375% 3/1/2029 (j)	28,000	28,456
TransDigm Inc 6.375% 5/31/2033 (j)	45,000	44,460
TransDigm Inc 6.625% 3/1/2032 (j)	32,000	32,688
		497,309
Air Freight & Logistics - 0.4%
Rand Parent LLC 8.5% 2/15/2030 (j)	192,000	189,194
Building Products - 1.2%
Advanced Drainage Systems Inc 6.375% 6/15/2030 (j)	71,000	71,871
BCPE Ulysses Intermediate Inc 7.75% 4/1/2027 pay-in-kind (d)(j)	77,000	73,158
Builders FirstSource Inc 6.375% 3/1/2034 (j)	26,000	25,905
Builders FirstSource Inc 6.75% 5/15/2035 (j)	115,000	115,654
Cornerstone Building Brands Inc 6.125% 1/15/2029 (j)	317,000	230,109
Oscar AcquisitionCo LLC / Oscar Finance Inc 9.5% 4/15/2030 (j)	54,000	43,312
		560,009
Commercial Services & Supplies - 3.9%
Artera Services LLC 8.5% 2/15/2031 (j)	411,000	349,269
Brand Industrial Services Inc 10.375% 8/1/2030 (j)	702,000	629,642
Neptune Bidco US Inc 9.29% 4/15/2029 (j)	139,000	131,529
OT Midco Inc 10% 2/15/2030 (j)	200,000	166,624
Reworld Holding Corp 4.875% 12/1/2029 (j)	625,000	591,771
		1,868,835
Construction & Engineering - 0.4%
AECOM 5.125% 3/15/2027	211,000	210,815
Electrical Equipment - 0.5%
Atkore Inc 4.25% 6/1/2031 (j)	114,000	103,549
Sensata Technologies BV 4% 4/15/2029 (j)	51,000	47,874
WESCO Distribution Inc 6.375% 3/15/2033 (j)	70,000	71,299
		222,722
Ground Transportation - 0.0%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.375% 6/15/2032 (j)	45,000	45,339
Machinery - 1.3%
Chart Industries Inc 9.5% 1/1/2031 (j)	285,000	303,707
Enpro Inc 6.125% 6/1/2033 (j)	55,000	55,409
Terex Corp 6.25% 10/15/2032 (j)	287,000	282,234
		641,350
Passenger Airlines - 0.2%
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (j)	70,000	69,242
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd 11% 3/6/2030 pay-in-kind (d)(j)	6,306	4,887
		74,129
Trading Companies & Distributors - 0.5%
Herc Holdings Escrow Inc 7% 6/15/2030 (j)(k)	90,000	92,721
Herc Holdings Escrow Inc 7.25% 6/15/2033 (j)(k)	65,000	66,897
United Rentals North America Inc 6.125% 3/15/2034 (j)	60,000	60,816
		220,434
TOTAL INDUSTRIALS		4,530,136

Information Technology - 5.4%
Communications Equipment - 0.1%
Viasat Inc 6.5% 7/15/2028 (j)	25,000	22,946
Viasat Inc 7.5% 5/30/2031 (j)	30,000	23,935
		46,881
Electronic Equipment, Instruments & Components - 0.2%
Insight Enterprises Inc 6.625% 5/15/2032 (j)	34,000	34,644
TTM Technologies Inc 4% 3/1/2029 (j)	52,000	49,425
		84,069
IT Services - 1.2%
CoreWeave Inc 9.25% 6/1/2030 (j)	76,000	75,915
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (j)	551,000	514,330
		590,245
Semiconductors & Semiconductor Equipment - 1.9%
Entegris Inc 3.625% 5/1/2029 (j)	131,000	122,162
Entegris Inc 5.95% 6/15/2030 (j)	470,000	470,258
ON Semiconductor Corp 3.875% 9/1/2028 (j)	230,000	219,670
Wolfspeed Inc 7.9583% 6/23/2030 (f)(h)(j)(m)	55,154	53,086
		865,176
Software - 1.2%
Elastic NV 4.125% 7/15/2029 (j)	112,000	105,019
Fair Isaac Corp 6% 5/15/2033 (j)	115,000	114,783
Gen Digital Inc 6.25% 4/1/2033 (j)	65,000	65,721
Gen Digital Inc 7.125% 9/30/2030 (j)	270,000	278,691
Rackspace Finance LLC 3.5% 5/15/2028 (j)	12,525	4,509
UKG Inc 6.875% 2/1/2031 (j)	32,000	32,973
		601,696
Technology Hardware, Storage & Peripherals - 0.8%
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (j)	40,000	40,076
Seagate HDD Cayman 4.125% 1/15/2031	40,000	37,076
Seagate HDD Cayman 5.75% 12/1/2034	96,000	94,253
Seagate HDD Cayman 8.25% 12/15/2029	73,000	77,813
Western Digital Corp 2.85% 2/1/2029	70,000	63,973
Western Digital Corp 3.1% 2/1/2032	86,000	74,241
		387,432
TOTAL INFORMATION TECHNOLOGY		2,575,499

Materials - 6.1%
Chemicals - 3.3%
Celanese US Holdings LLC 6.5% 4/15/2030	40,000	40,308
Celanese US Holdings LLC 6.75% 4/15/2033	75,000	72,996
Chemours Co/The 4.625% 11/15/2029 (j)	731,000	597,968
GPD Cos Inc 10.125% 4/1/2026 (j)	44,000	42,309
Kobe US Midco 2 Inc 9.25% 11/1/2026 pay-in-kind (d)(j)	116,183	102,967
Mativ Holdings Inc 8% 10/1/2029 (j)	45,000	38,391
Olin Corp 5% 2/1/2030	206,000	194,979
Olin Corp 6.625% 4/1/2033 (j)	147,000	140,703
Olympus Water US Holding Corp 6.25% 10/1/2029 (j)	247,000	229,283
Olympus Water US Holding Corp 9.75% 11/15/2028 (j)	89,000	93,313
		1,553,217
Construction Materials - 0.6%
Quikrete Holdings Inc 6.375% 3/1/2032 (j)	181,000	183,925
Quikrete Holdings Inc 6.75% 3/1/2033 (j)	85,000	86,253
		270,178
Containers & Packaging - 2.2%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (j)	250,000	221,785
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (j)	198,000	198,488
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (j)	81,000	82,833
Crown Americas LLC / Crown Americas Capital Corp VI 4.75% 2/1/2026	189,000	188,882
Crown Americas LLC 5.875% 6/1/2033 (j)	65,000	64,557
Graphic Packaging International LLC 4.75% 7/15/2027 (j)	84,000	82,758
Graphic Packaging International LLC 6.375% 7/15/2032 (j)	33,000	33,049
Sealed Air Corp 6.5% 7/15/2032 (j)	201,000	205,856
		1,078,208
Metals & Mining - 0.0%
Novelis Corp 3.25% 11/15/2026 (j)	12,000	11,770
TOTAL MATERIALS		2,913,373

Real Estate - 4.9%
Diversified REITs - 1.2%
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (j)	520,000	473,725
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (j)	89,000	94,418
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (j)	6,000	5,657
		573,800
Health Care REITs - 1.1%
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029	146,000	110,665
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	348,000	303,317
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (j)	108,000	110,705
		524,687
Hotel & Resort REITs - 0.1%
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (j)(k)(n)	45,000	45,766
Real Estate Management & Development - 2.1%
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (j)	57,000	52,071
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.75% 1/15/2029 (j)	111,000	91,021
Forestar Group Inc 6.5% 3/15/2033 (j)	91,000	90,235
Howard Hughes Corp/The 4.375% 2/1/2031 (j)	196,000	177,987
Taylor Morrison Communities Inc 5.125% 8/1/2030 (j)	586,000	571,357
		982,671
Specialized REITs - 0.4%
Iron Mountain Inc 4.875% 9/15/2027 (j)	217,000	214,428
TOTAL REAL ESTATE		2,341,352

Utilities - 6.2%
Electric Utilities - 4.7%
DPL Inc 4.35% 4/15/2029	643,000	618,857
Edison International 6.25% 3/15/2030	24,000	24,308
Edison International 7.875% 6/15/2054 (d)	194,000	186,652
Edison International 8.125% 6/15/2053 (d)	100,000	98,793
NRG Energy Inc 5.75% 7/15/2029 (j)	51,000	50,450
NRG Energy Inc 6% 2/1/2033 (j)	80,000	79,276
NRG Energy Inc 6.25% 11/1/2034 (j)	86,000	86,029
PG&E Corp 5.25% 7/1/2030	479,000	464,755
PG&E Corp 7.375% 3/15/2055 (d)	93,000	91,067
XPLR Infrastructure Operating Partners LP 4.5% 9/15/2027 (j)	254,000	245,708
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (j)	190,000	190,932
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (j)	76,000	79,366
XPLR Infrastructure Operating Partners LP 8.625% 3/15/2033 (j)	55,000	57,695
		2,273,888
Independent Power and Renewable Electricity Producers - 1.5%
AES Corp/The 6.95% 7/15/2055 (d)	215,000	203,984
Sunnova Energy Corp 5.875% 9/1/2026 (j)	224,000	66,640
TerraForm Power Operating LLC 4.75% 1/15/2030 (j)	471,000	443,972
		714,596
TOTAL UTILITIES		2,988,484

TOTAL UNITED STATES		37,277,794
ZAMBIA - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
First Quantum Minerals Ltd 6.875% 10/15/2027 (j)	11,000	10,865
First Quantum Minerals Ltd 8% 3/1/2033 (j)	175,000	173,660
First Quantum Minerals Ltd 9.375% 3/1/2029 (j)	110,000	115,500

TOTAL ZAMBIA		300,025
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $44,077,628)		43,797,740

Preferred Securities - 0.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.4%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energy Transfer LP Series G, 7.125% (d)(o)	5,000	5,037
Financials - 0.4%
Banks - 0.3%
BW Real Estate Inc 9.5% (d)(j)(o)	100,000	101,558
Consumer Finance - 0.1%
Ally Financial Inc 4.7% (d)(o)	55,000	52,082
Insurance - 0.0%
Alliant Holdings LP 10.5% (d)(h)(o)	16,452	16,703
TOTAL FINANCIALS		170,343

Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Aircastle Ltd 5.25% (d)(j)(o)	10,000	10,039
Utilities - 0.0%
Electric Utilities - 0.0%
Edison International 5% (d)(o)	15,000	13,544
TOTAL UNITED STATES		198,963
TOTAL PREFERRED SECURITIES (Cost $196,651)		198,963

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (p) (Cost $814,074)	4.32	813,911	814,074

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $48,913,743)	48,406,140
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(266,093)
NET ASSETS - 100.0%	48,140,047

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(c)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $37,833 and $36,458, respectively.

(g)	Non-income producing
(h)	Level 3 security
(i)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(j)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $34,168,846 or 71.0% of net assets.

(k)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(l)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $56,997 or 0.1% of net assets.

(m)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(n)	A portion of the security sold on a delayed delivery basis.
(o)	Security is perpetual in nature with no stated maturity date.
(p)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	65,848	11,398,389	10,650,163	18,432	-	-	814,074	813,911	0.0%
Total	65,848	11,398,389	10,650,163	18,432	-	-	814,074

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Bank Loan Obligations, Convertible Corporate Bonds, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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